AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 2026

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 501	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 504

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind

GraniteShares ETF Trust

250 Broadway, 24th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 30, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 180 to its Registration Statement until September 30, 2026. Post-Effective Amendment No. 180 to the Trust’s Registration Statement relates to GraniteShares 3x Long Semiconductor Daily ETF, GraniteShares 3x Short Semiconductor Daily ETF, GraniteShares 3x Long Cybersecurity Daily ETF, GraniteShares 3x Short Cybersecurity Daily ETF, GraniteShares 3x Long AI Daily ETF, GraniteShares 3x Short AI Daily ETF, GraniteShares 3x Long China Internet Daily ETF, GraniteShares 3x Short China Internet Daily ETF, GraniteShares 3x Long Uranium and Nuclear Daily ETF, GraniteShares 3x Short Uranium and Nuclear Daily ETF, GraniteShares 3x Long Mag 7 Daily ETF, GraniteShares 3x Short Mag 7 Daily ETF, GraniteShares 3x Long Robotics Daily ETF, GraniteShares 3x Short Robotics Daily ETF, GraniteShares 3x Long Blockchain Daily ETF, GraniteShares 3x Short Blockchain Daily ETF, GraniteShares 3x Long IVES Daily ETF, GraniteShares 3x Short IVES Daily ETF, GraniteShares 3x Long Gold Miners Daily ETF, GraniteShares 3x Short Gold Miners Daily ETF, GraniteShares 3x Long Silver Miners Daily ETF, GraniteShares 3x Short Silver Miners Daily ETF, GraniteShares 3x Long Junior Gold Miners Daily ETF, GraniteShares 3x Short Junior Gold Miners Daily ETF, GraniteShares 3x Long Junior Silver Miners Daily ETF, GraniteShares 3x Short Junior Silver Miners Daily ETF, GraniteShares 3x Long Lithium and Battery Daily ETF, GraniteShares 3x Short Lithium and Battery Daily ETF, GraniteShares 3x Long Quantum Computing Daily ETF and GraniteShares 3x Short Quantum Computing Daily ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 127 under the Investment Company Act of 1940, filed on December 15, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 25th day of August 2026.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	August 25, 2026
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	August 25, 2026
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	August 25, 2026
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 3, filed December 18, 2017.